ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Tables)	9 Months Ended
Sep. 30, 2021
Payables and Accruals [Abstract]
Schedule of accounts payable and accrued liabilities

	2021	2020
Accounts payable	$7,227,129	$519,899
Accrued liabilities	617,142	569,970
	$7,844,271	$1,089,869